Bank Loans - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Statements [Line Items]
Bank loans		$ 0	$ 16,810
Within 1 year	$ 0	0	13,847
Within 2 to 5 years	$ 0	0	2,963
Bank Loan [Member]
Statements [Line Items]
Bank loans		0	16,810	$ 40,306
Interest payable (included in bank loans)		$ 0	$ 24